Non-Competition Agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 150,000	$ 240,000
December 2013 [Member]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 30,000